Foreign currency risk - Schedule of Sensitivity of Foreign Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF +10%	SFr 78.6	SFr 57.4
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF -10%	(78.6)	(57.4)
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF +10%	9.0	7.1
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF -10%	(9.0)	(7.1)
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF +10%	4.7	4.1
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF -10%	(4.7)	(4.1)
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF +10%	9.0	5.1
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF -10%	(9.0)	(5.1)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF +10%	2.2	3.0
Change in USD, GBP, JPY, CNY, EUR/CHF, CHF -10%	SFr (2.2)	SFr (3.0)